Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)		3 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance		$ 21,060,000
Change in valuation inputs or other assumptions	100,000	777,052
Fair value, ending balance	21,060,000	22,513,065
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance		12,800,000
Change in valuation inputs or other assumptions	100,000	(1,866,348)
Fair value, ending balance	12,800,000	11,509,147
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance		8,160,000
Change in valuation inputs or other assumptions		2,643,400
Fair value, ending balance	8,160,000	11,003,918
IPO [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement	20,960,000
IPO [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement	12,800,000
IPO [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement	$ 8,160,000
Over-Allotment Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement		676,013
Over-Allotment Option [Member] | Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement		475,495
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Measurement		$ 200,518